CLASS A ORDINARY SHARES (Details)									1 Months Ended	6 Months Ended
	Feb. 28, 2022 USD ($)	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) Vote $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Aug. 21, 2018 CNY (¥) shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	May 07, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 CNY (¥) shares	Jan. 13, 2021	Jun. 30, 2020 shares	Sep. 21, 2018 $ / shares
Equity [Line Items]
Cost Method Investment Ownership Percentage								43.00%	43.00%			43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								487,057
Reverse stock split ratio										0.2	0.2
Number of Ordinary Shares called for by warrants				1,680,000												29,520,000		911,112
Gross proceeds | $				$ 2,100,000	$ 2,100,000
Payments of Stock Issuance Costs | $				200,000	300,000
Net proceeds | $				$ 1,900,000	$ 1,700,000
Placement agent's fees and other estimated offering expenses										¥ 30,408,264	$ 4,700,000
Percentage Transfer Of Profit To Statutory Reserves										10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital										50.00%	50.00%
Appropriated retained earnings										¥ 4,148,929				$ 652,202		¥ 4,148,929
Proceeds from Issuance of Common Stock										¥ 0	$ 0	¥ 9,930,015
Subsequent event
Equity [Line Items]
Stock Issued During Period, Value, New Issues | $	$ 1,694,000
Minimum
Equity [Line Items]
Equity Method Investment, Ownership Percentage								8.00%	8.00%
Maximum
Equity [Line Items]
Equity Method Investment, Ownership Percentage								43.00%	43.00%
Class A ordinary shares
Equity [Line Items]
Reverse stock split ratio							0.2
Common shares, shares authorized			150,000,000							150,000,000				150,000,000		150,000,000
Par value (in dollars per share) | $ / shares		$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925									$ 0.0925	$ 0.0925
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive						23,049,639
Common shares, shares outstanding						4,611,720				27,180,718				27,180,718		26,868,391
Number of Common Stock to be Issued				1,680,000	911,112
Number of Ordinary Shares called for by warrants		6,014,102		1,680,000	911,112
Authorized share capital | $			$ 15,725,000
Number of votes | Vote			1
Stock issuance (in shares)		6,014,102
Class A ordinary shares | Minimum
Equity [Line Items]
Common shares, shares authorized							20,000,000
Par value (in dollars per share) | $ / shares							$ 0.0185
Class A ordinary shares | Maximum
Equity [Line Items]
Common shares, shares authorized							100,000,000
Par value (in dollars per share) | $ / shares							$ 0.0925
Class B ordinary shares
Equity [Line Items]
Common shares, shares authorized			20,000,000							20,000,000				20,000,000		20,000,000
Par value (in dollars per share) | $ / shares			$ 0.0925											$ 0.0925	$ 0.0925
Common shares, shares outstanding										2,500,000				2,500,000		0
Authorized share capital | $			$ 1,850,000
Number of votes | Vote			15
Pre-funded warrants
Equity [Line Items]
Number of Ordinary Shares called for by warrants		8,814,102
Gross proceeds | $		$ 55,000,000.0
Stock issuance (in shares)		2,800,000
Pre-funded warrants | Subsequent event
Equity [Line Items]
Number of Ordinary Shares called for by warrants													1,470,000
Future Gas Station (Beijing) Technology, Ltd
Equity [Line Items]
Equity Method Investment, Ownership Percentage																	51.00%
Payments to Acquire Additional Interest in Subsidiaries | ¥								¥ 10,000,000	¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								487,057
Shares Issued, Price Per Share | $ / shares																			$ 6.4375
Future Gas Station (Beijing) Technology, Ltd | Class A ordinary shares
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								487,057